CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares		Dec. 31, 2014 CNY (¥) ¥ / shares shares
Revenues	[1]	$ 657,446	¥ 4,564,650	¥ 3,773,877	[2]	¥ 1,858,182	[2]
Cost of revenues	[1]	(222,356)	(1,543,817)	(956,353)	[2]	(438,661)	[2]
Gross profit		435,090	3,020,833	2,817,524	[2]	1,419,521	[2]
Operating income and expenses
Research and development	[1]	(130,470)	(905,854)	(695,185)	[2]	(443,214)	[2]
Selling and marketing	[1]	(237,733)	(1,650,581)	(1,505,951)	[2]	(601,433)	[2]
General and administrative	[1]	(80,921)	(561,834)	(447,984)	[2]	(274,991)	[2]
Impairment of goodwill and intangible assets	[1]	(416)	(2,889)	(49,882)	[2],[3]	(8,304)	[2],[3]
Other Operating Income	[1]	12,657	87,877	98,376	[2]	1,087	[2]
Total operating income and expenses	[1]	(436,883)	(3,033,281)	(2,600,626)	[2]	(1,326,855)	[2]
Operating profit (loss)		(1,793)	(12,448)	216,898	[2]	92,666	[2]
Other income (expenses)
Interest income, net		1,121	7,783	14,550	[2]	28,221	[2]
Changes in fair value of redemption right and put options granted		(14)	(94)	22	[2],[3]	4,375	[2],[3]
Settlement and changes in fair value of contingent considerations		(486)	(3,377)	7,011	[2],[3]	(13,749)	[2],[3]
Foreign exchange gain (loss), net		540	3,747	(213)	[2]	25	[2]
Impairment of investments		(20,318)	(141,069)	(34,728)	[2],[3]	(9,136)	[2],[3]
Other income, net		12,664	87,925	46,981	[2]	2,862	[2]
Losses from equity method investments, net		(1,637)	(11,363)	(12,144)	[2],[3]	(6,064)	[2],[3]
Income (Loss) before income taxes		(9,923)	(68,896)	238,377	[2]	99,200	[2]
Income tax (expenses) benefits		1,756	12,189	(63,740)	[2]	(27,895)	[2]
Net income (loss)		(8,167)	(56,707)	174,637	[2],[3]	71,305	[2],[3]
Less: net income (loss) attributable to noncontrolling interests		3,431	23,818	(1,710)	[2]	2,988	[2]
Net income (loss) attributable to Cheetah Mobile Inc.		$ (11,598)	¥ (80,525)	¥ 176,347	[2]	¥ 68,317	[2]
Earnings (losses) per share
Basic | (per share)		$ (0.0084)	¥ (0.0580)	¥ 0.1285	[2]	¥ 0.0530	[2]
Diluted | (per share)		(0.0084)	(0.0580)	0.1236	[2]	0.0509	[2]
Earnings (losses) per ADS (1 ADS represents 10 Class A ordinary share)
Basic | (per share)		(0.0836)	(0.5805)	1.2845	[2]	0.5301	[2]
Diluted | (per share)		$ (0.0836)	¥ (0.5805)	¥ 1.2360	[2]	¥ 0.5092	[2]
Weighted average number of shares used in computation of ordinary shares:
Basic				1,372,863,321		1,210,501,020
Diluted				1,426,810,939		1,341,732,457
Other comprehensive (loss) income, net of tax of nil
Foreign currency translation adjustments		$ 19,077	¥ 132,450	¥ 115,515	[2]	¥ (6,083)	[2]
Unrealized gains on available-for-sale securities, net		179	1,241	9,729	[2]	18,119	[2]
Reclassification adjustments for gains included in net income (loss)		(3,121)	(21,666)	(6,814)	[2]	(21,121)	[2]
Other comprehensive (loss) income		16,135	112,025	118,430	[2]	(9,085)	[2]
Total comprehensive income		7,968	55,318	293,067	[2]	62,220	[2]
Less: Total comprehensive income (loss) attributable to noncontrolling interests		3,862	26,814	(195)	[2]	3,597	[2]
Total comprehensive income attributable to Cheetah Mobile Inc.		4,106	28,504	293,262	[2]	58,623	[2]
Revenues
Related party transactions
Amount of transactions with related parties		22,447	155,849	307,986		82,191
Cost of revenues
Related party transactions
Amount of transactions with related parties		(8,371)	(58,118)	(20,932)		(19,317)
Research and development
Related party transactions
Amount of transactions with related parties		(690)	(4,788)	(6,448)		(5,942)
Selling and marketing
Related party transactions
Amount of transactions with related parties		(11,081)	(76,933)	(108,422)		(27,379)
General and administrative
Related party transactions
Amount of transactions with related parties		(3,690)	(25,620)	¥ (5,072)		¥ (5,158)
Class A Ordinary shares
Other income (expenses)
Net income (loss) attributable to Cheetah Mobile Inc.		$ (3,084)	¥ (21,414)
Weighted average number of shares used in computation of ordinary shares:
Basic		368,910,885	368,910,885	314,229,617	[2]	124,564,984	[2]
Diluted		1,387,254,551	1,387,254,551	1,426,810,939	[2]	1,341,732,457	[2]
Class B Ordinary shares
Other income (expenses)
Net income (loss) attributable to Cheetah Mobile Inc.		$ (8,514)	¥ (59,111)
Weighted average number of shares used in computation of ordinary shares:
Basic		1,018,343,666	1,018,343,666	1,058,633,704	[2]	1,085,936,036	[2]
Diluted		1,018,343,666	1,018,343,666	1,079,059,263	[2]	1,208,004,257	[2]

[1]	The amount of transactions with related parties recorded in revenue, cost of revenues and operating income (expenses) are as follows:year ended December 31, 201420152016 (As adjusted) (a)(As adjusted) (a)RMBRMBRMBUS$ Revenues 82,191 307,986 155,849 22,447Cost of revenues (19,317) (20,932) (58,118) (8,371)Research and development (5,942) (6,448) (4,788) (690)Selling and marketing (27,379) (108,422) (76,933) (11,081)General and administrative (5,158) (5,072) (25,620) (3,690)Details of the related party transactions are set out in note 16(b) to the consolidated financial statements.
[2]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of comprehensive income (loss) in prior years. (Note 3)
[3]	Kingsoft Japan became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated statements of cash flows in prior years. (Note 3)